Stockholders' Deficit (Details) - $ / shares	Jul. 30, 2020	Apr. 05, 2019	Jun. 30, 2020	Dec. 31, 2019
Stockholders' Deficit (Textual)
Common stock ,authorized			200,000,000	200,000,000
Common stock, par value			$ 0.001	$ 0.001
Common stock, shares outstanding			4,750,000	4,750,000
Subsequent Event [Member]
Stockholders' Deficit (Textual)
Certificate of incorporation, description	The Company amended its certificate of incorporation to (i) increase the authorized common stock from 5,000 shares to 200,000,000 shares, (ii) change the par value of the Company’s common stock from $0.001 to $0.0001, and (iii) authorize 20,000,000 shares of preferred stock, 0.0001 par value per share.
Warrants [Member]
Stockholders' Deficit (Textual)
Security agreement, description		The Company issued to SBCC a ten-year warrant to purchase shares of the most senior capital stock of the Company equal to 5.0% of the outstanding equity securities of the Company on a fully-diluted basis for an aggregate price equal to $100 (see Note 10). SBCC exercised this warrant on August 4, 2020 (see Note 16).